Investments - Schedule of fair value of warrants option pricing model assumptions (Details) - Warrants [Member] - $ / shares		12 Months Ended
	Jul. 22, 2025	Dec. 31, 2025
Investments - Schedule of fair value of warrants option pricing model assumptions (Details) [Line Items]
Share price (CDN)	$ 0.46	$ 0.465
Exercise price	$ 0.29	$ 0.29
Expected dividend yield	0	0
Risk free interest rate	2.78%	2.55%
Expected life	2 years	1 year 6 months 21 days
Expected volatility	135.64%	140.17%